Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	$ 737	$ 878
Work in progress	1,655	2,587
Finished goods	299	544
Inventories	$ 2,691	$ 4,009